Northeast Investors Trust

Dear Shareholders:
   We are pleased to submit our 48th Annual Report. Net assets rose to $11.79 per share at year-end, up from $10.90 per share on September 30, 1996. Total net assets were $2,074,181,767, up from $1,200,483,907 on September 30, 1996. This increase in assets helped to lower our yearly expense ratio once again, to .64%. Our trailing one- five-, and ten-year average annual total return figures are 18.16%, 14.93% and 11.76%, respectively, to September 30, 1997.

   We have been concerned about the closing of the spread between Treasuries and high-yield bonds. However, in 1983 the spread was on the order of 125 basis points, so today's 250-300 is generous by that historical comparison, at least.

   To try to protect asset value and earning power, we have been gradually and, hopefully, carefully, employing the proceeds of maturing Treasury bills and incoming cash to acquire "yield-to-call" paper that gives us a good income and short maturity, and to purchase selected new issues when attractive. The new issues are often debt offerings of companies to which banks have been lending for years, but who now seek more permanent financing.

   We are often asked if the inflow of money and the significant increase in the size of our fund that has occurred in the last year have had an effect on our ability to manage the portfolio. Today the high yield market is over $400 billion in size, with well over 500 issuers, so the aggregate portfolio is considerably less than 1% of this agora. Unlike a standard corporation, where additional shares often are seen to result in dilution, new net shares sold by a mutual fund result in money being brought in, during a rising market, at the higher market level then extant, softening, if not eliminating any dilution. As set forth above, our costs are spread over a larger base.

   We are also asked about the influence that higher interest rates could have on our price. If interest rates are not carried to 1979-82 extremes, higher rates usually reflect a better economy which normally raises the cash flow available for payment of the interest accruing on our holdings.

   These, then, are the current factors in our efforts to try to continue to provide superior results for our shareholders.







                  Respectfully submitted,







                  Ernest E. Monrad

                  Chairman of the Trustees





October 14, 1997


                                                                                Distribution Per Share
Fiscal                            At End of Fiscal Year                                During Fiscal Year      Average
====================================================================================================================================
Year         Approximate           Full       Net Asset           Total          From            From          Monthly
Ended          Number of         Shares           Value             Net           Net        Realized        Net Asset
Sept. 30    Shareholders    Outstanding       Per Share          Assets        Income            Gain            Value
====================================================================================================================================

1950(a)             67           27,685          $10.12       $ 280,172          $0.22        $0.0000           $ 9.86
1951               113           51,070           11.09         566,238          0.60          0.2709            10.71
1952               159           78,519           11.33         889,359          0.61          0.2597            11.28
1953               193           96,413           10.83       1,044,115          0.65          0.1046            11.57
1954               290          131,031           14.17       1,855,734          0.61          0.2269            12.75
1955               366          159,278           16.93       2,695,322          0.675         0.3886            16.30
1956               417          168,256           16.87       2,837,437          0.745         0.3185            17.65
1957               437          180,360           14.57       2,626,103          0.76          1.2450            16.72
1958               505          210,929           16.55       3,489,777          0.76          0.6658            15.75
1959               694          259,709           16.77       4,354,809          0.76          1.6951            18.36
1960               884          316,915           15.73       4,986,360          0.79          0.5663            16.58
1961             1,156          391,126           17.23       6,739,320          0.80          0.8179            17.33
1962             1,508          492,454           16.48       8,111,024          0.80          0.4345            17.45
1963             2,142          676,976           17.80      12,046,866          0.80          0.4134            17.70
1964             2,800          981,037           18.48      18,122,167          0.83          0.4899            18.36
1965             3,380        1,238,570           18.46      22,855,525          0.84          0.4642            18.80
1966             3,678        1,445,424           16.03      23,163,540          0.86          0.4346            18.08
1967             3,773        1,644,607           17.31      28,454,561          0.90          0.3157            17.08
1968             3,932        1,954,413           17.74      34,657,130          0.94          0.4357            17.31
1969             4,396        2,225,423           15.30      34,032,661          0.99          0.4378            17.07
1970             5,066        2,618,638           14.15      37,049,008          1.035         0.0000            14.57
1971             5,574        3,174,649           15.23      48,329,677          1.10          0.0000            15.04
1972             6,276        3,924,201           15.75      61,787,749          1.15          0.0000            15.74
1973             7,269        4,541,622           15.18      68,896,938          1.14          0.0000            15.62
1974             7,380        4,735,497           12.35      58,446,955          1.16          0.0000            13.95
1975             8,354        5,995,696           13.04      78,126,666          1.21          0.0000            13.10
1976            10,023        8,067,930           14.57     117,514,100          1.25          0.0000            14.02
1977            12,871       10,781,998           14.93     160,882,937          1.28          0.0000            14.96
1978            13,717       11,838,531           14.03     166,015,297          1.28          0.0000            14.34
1979            13,924       12,463,013           13.01     162,045,583          1.285         0.0000            13.89
1980            13,086       12,405,590           11.26     139,586,138          1.34          0.0000            11.78
1981            11,828       12,249,619            9.38     114,852,760          1.395         0.0000            10.35
1982            12,792       13,360,184           10.88     145,243,484          1.41          0.0000            10.01
1983            13,027       14,361,773           11.83     169,821,605          1.44          0.0000            11.96
1984            11,634       15,324,746           10.98     168,229,381          1.46          0.0000            10.34
1985            11,991       17,887,582           12.19     217,989,344          1.46          0.0000            11.77
1986            14,431       23,037,102           13.60     313,197,229          1.46          0.0000            13.17
1987            17,532       26,987,069           12.89     347,841,198          1.46          0.0000            13.63
1988            19,107       33,268,240           12.16     404,218,905          1.94          0.0000            12.13
1989            18,749       34,498,332           11.18     385,389,718          1.54          0.0000            11.64
1990            16,895       31,459,941            8.81     277,133,819          1.43          0.0000             9.78
1991            15,747       35,220,038            8.83     310,667,350          1.34          0.0000             8.36
1992            15,918       47,684,814            9.50     452,773,909          1.15          0.0000             9.22
1993            16,209       47,797,167            9.94     474,975,825          1.02          0.0000             9.68
1994            17,460       58,148,389           10.02     582,093,443          0.99          0.0000            10.27
1995            20,644       77,209,155           10.33     797,559,000          0.96          0.0000            10.01
1996            24,631      110,229,375           10.90   1,200,483,907          0.99          0.0000            10.46
1997            34,213      175,955,357           11.79   2,074,181,767          1.00          0.0000            11.32
(a)From March 1, 1950, date of organization of the Trust.  The shares were initially sold on March 1,1950 at a net asset value of
$10.00 per share.





Average Annual Total Return (unaudited):
     One year ended September 30, 1997..................................18.16%
     Five years ended September 30, 1997................................14.93%
     Ten years ended September 30, 1997.................................11.76%
SEC yield calculated as of September 30, 1997 (unaudited):...............7.28%


Corporate Bonds
    Advertising                                     $6,956,250            .34%
    Apparel                                         40,084,192           1.93%
    Automobile &Truck                                1,320,000            .06%
    Automotive Products                              9,658,125            .47%
    Building &Construction                          91,560,580           4.41%
    Chemicals                                      120,728,750           5.82%
    Clothing                                         5,719,000            .28%
    Computer Software & Services                     8,980,000            .43%
    Conglomerate                                    22,139,192           1.07%
    Entertainment                                    3,595,250            .17%
    Fast Food Service                                3,977,500            .19%
    Food &Beverage                                 146,102,358           7.04%
    Food Service                                    19,201,250            .93%
    Furniture                                       12,292,500            .59%
    Gaming                                         236,391,769          11.40%
    Grocery Stores                                 112,133,100           5.41%
    Metals & Mining                                 28,702,113           1.38%
    Oil/Gas Exploration                             10,900,000            .53%
    Packaging & Container                          156,667,531           7.55%
    Paper &Forest Products                          58,177,280           2.80%
    Petroleum & Drilling                            12,486,940            .60%
    Publishing & Printing                           23,251,900           1.12%
    Real Estate                                     50,096,180           2.42%
    Recreation                                      27,750,000           1.34%
    Retail                                          24,281,078           1.17%
    Retail Food Chains                              68,420,254           3.30%
    Tobacco & Distilling                             1,065,000            .05%
    Transportation                                  18,770,265            .90%
    Miscellaneous                                   54,987,708           2.65%
--------------------------------------------------------------------------------
    Total Corporate Bonds                         1,376,396,065         66.35%
    Total Treasury Bills                            148,725,000          7.17%
    Total Foreign Bonds                              61,954,755          2.99%
    Total Common Stocks                             260,741,264         12.57%
    Total Preferred Stocks                          100,573,050          4.85%
    Total Warrants and Units                         11,355,600           .55%
    Total Repurchase Agreement                       82,884,007          4.00%
    Total Investments                             2,042,629,741         98.48%
    Cash &Receivables                                41,881,679          2.02%
    Total Assets                                  2,084,511,420        100.50%
    Less Liabilities                               (10,329,653)         (0.50%)
------------------------------------------------------------------------------------------------------------------------------------
    Net Assets                                    $2,074,181,767       100.00%
====================================================================================================================================

The following graph compares the cumulative total shareholder return onNortheast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the First Boston High Yield Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1987 and reinvestment of dividends and capital gains. For management's discussion of the Trust's fiscal year 1997 performance, see the Chairman's letter to shareholders.
                              (EDGAR REFERENCE - GRAPH)

                            1987    1988     1989     1990     1991    1992     1993     1994     1995     1996    1997


Northeast Investors Trust  $10,000 $11,062  $11,601  $10,572  $12,436 $15,153  $17,615  $19,546  $22,173  $25,716 $30,386


First Boston High Yield Index$10,000$11,380 $12,011  $10,944  $14,986 $18,056  $20,888  $21,608  $24,648  $27,302 $31,593



Corporate Bonds
                                                                                              Market
Name of Issuer                                                                    Principal   Value  (Note B)

------------------------------------------------------------------------------------------------------------------------------------
Advertising--.34%
------------------------------------------------------------------------------------------------------------------------------------
     Outdoor Communications Sen. Sub. Notes, 9.25%, 8/15/07..................    7,000,000       $ 6,956,250


Apparel--1.93%
------------------------------------------------------------------------------------------------------------------------------------
     JPS Textile Group, Inc. Sen. Sub. Disc. Notes, 10.25%, 6/01/99~.........     6,143,000       4,883,685
     JPS Textile Group, Inc. Sen. Sub. Disc. Notes, 10.85%, 6/01/99~........ .   14,592,000      11,600,640
     JPStevens Debentures, 9%, 3/01/17^......................................    12,671,000      13,114,485
     Samsonite Corp. Senior Sub. Notes, 11.125%, 7/15/05.....................     2,667,000       3,060,382
     United States Leather, Inc. Senior Notes, 10.25%, 7/31/03^..............    13,500,000       7,425,000
====================================================================================================================================
                                                                                                 40,084,192


Automobile &Truck--.06%
------------------------------------------------------------------------------------------------------------------------------------
     Speedy Muffler King, Inc. Senior Notes, 10.875%, 10/01/06...............     1,500,000       1,320,000





Automotive Products--.47%
------------------------------------------------------------------------------------------------------------------------------------
     Exide Corp. Senior Notes, 10.75%, 12/15/02..............................     9,090,000       9,658,125



Building & Construction--4.41%
------------------------------------------------------------------------------------------------------------------------------------
     Aluma Enterprises, Inc., 7.50%, 12/31/01................................     5,167,783       3,617,448
     American Standard Senior Sub. Deb., 0/10.50%, 6/01/05#..................    70,000,000      69,650,000
     Associated Materials Senior Sub. Deb. Notes, 11.5%, 8/15/03.............     6,200,000       6,587,500
     Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04.........................     5,950,000       6,083,875
     Nualt Enterprises, Inc., 0/6%,12/31/04#.................................     8,031,082       5,621,757
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 91,560,580


Chemicals--5.82%
------------------------------------------------------------------------------------------------------------------------------------
     Huntsman Corp. Sen. Sub. Floating Rate Notes, 7/01/07...................    22,500,000      23,400,000
     Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04...................    14,000,000      15,645,000
     Indspec Chemical Corp. Sen. Sub. Notes, 0/11.5%, 12/01/03#^.............    15,869,000      15,472,275
     LaRoche Ind. Sen. Sub. Notes, 9.50%, 9/15/07............................     6,000,000       6,030,000
     NL Industries Senior Disc. Notes, 0/13%, 10/15/05#^.....................    17,460,000      17,110,800
     Pioneer Americas Acq. Senior Notes, 9.25%, 6/15/07......................    12,500,000      12,500,000
     Plastic Specialties &Technologies Sen. Nts, 11.25%, 12/01/03^...........    12,000,000      12,780,000
     Revlon Worldwide Senior Disc. Notes Series B, 0%, 3/15/98...............    10,000,000       9,755,000
     UCC Investors Holding Disc. Notes, 0/12%, 5/01/05#......................     2,300,000       2,202,250
     Uniroyal Technology Senior Notes, 11.75%, 6/01/03.......................     6,045,000       5,833,425


                                                                                                120,728,750
====================================================================================================================================
Corporate Bonds--continued                                                                     Market
Name of Issuer                                                                    Principal    Value  (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Clothing--.28%
------------------------------------------------------------------------------------------------------------------------------------
     Westpoint Stevens Senior Notes, 8.75%, 12/15/01.........................       350,000   $      364,000
     Westpoint Stevens Senior Sub. Debentures, 9.375%, 12/15/05..............     5,100,000        5,355,000
====================================================================================================================================
                                                                                                  5,719,000


Computer Software & Services--.43%
------------------------------------------------------------------------------------------------------------------------------------
     Unisys Corporation Senior Notes, 12%, 4/15/03...........................     8,000,000       8,980,000


Conglomerate--1.07%
------------------------------------------------------------------------------------------------------------------------------------
     Jordan Industries Sen. Sub. Disc. Notes, 0/11.75%, 8/01/05#.............     21,616,713     11,889,192
     Jordan Industries Senior Notes, 10.375%, 8/01/07........................     10,000,000     10,250,000
====================================================================================================================================
                                                                                                 22,139,192


Entertainment--.17%
------------------------------------------------------------------------------------------------------------------------------------
     Telemundo Group, Inc. Sen. Disc. Notes, 7/10.5%, 2/15/06#...............     3,650,000       3,595,250


Fast Food Service--.19%
------------------------------------------------------------------------------------------------------------------------------------
     Boston Chicken Convertible Notes, 0%, 6/01/15...........................    18,500,000       3,977,500


Food & Beverage-- 7.04%
------------------------------------------------------------------------------------------------------------------------------------
     Americold Corp. First Mortgage Notes Series B, 11.50%, 3/01/05..........    29,708,000      32,010,370
     Americold Corp. Senior Sub. Notes, 12.875%, 5/01/08.....................    15,150,000      18,180,000
     Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01^.............    20,395,000      20,445,988
     Great American Cookie Senior Sec. Notes, 10.875%, 1/15/01...............     3,500,000       3,570,000
     Specialty Foods Senior Notes, 10.25%, 8/15/01...........................    49,600,000      48,856,000
     Specialty Foods Corp. Sen. Notes Series B, 11.125%, 10/01/02............    23,040,000      23,040,000
====================================================================================================================================
                                                                                                146,102,358


Food Service--.93%
------------------------------------------------------------------------------------------------------------------------------------
     B&GFoods Senior Sub. Notes, 9.625%, 8/01/07.............................   7,000,000       6,991,250
     SC International Service Senior Sub. Notes, 9.25%, 9/01/07..............  12,000,000      12,210,000
====================================================================================================================================
                                                                                               19,201,250



Furniture--.59%
------------------------------------------------------------------------------------------------------------------------------------
     Lifestyle Furnishings Intl. Ltd. Sen. Sub. Notes, 10.875%, 8/01/06......  11,000,000      12,292,500




Corporate Bonds--continued                                                                     Market
Name of Issuer                                                                    Principal    Value  (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Gaming--11.40%
------------------------------------------------------------------------------------------------------------------------------------
     Aztar Corp. Senior Sub. Notes, 11%, 10/01/02............................     1,652,000   $   1,701,560
     Aztar Corp. Senior Sub. Notes, 13.75%, 10/01/04^........................    21,548,000      24,699,395
     Boyd Gaming Senior Sub. Notes, 9.50%, 7/15/07...........................    45,000,000      45,900,000
     California Hotel Finance Co. Sen. Sub. Notes, 11%, 12/01/02.............    17,085,000      17,939,250
     Coast Hotels &CasinoFirst Mortgage Notes, 13%, 12/15/02.................    10,000,000      11,275,000
     Eldorado Resorts Senior Sub. Notes, 10.5%, 8/15/06......................     1,500,000       1,635,000
     GBProperty Funding Corp. Mort. Notes, 10.875%, 1/15/04^.................    17,350,000      15,615,000
     Griffin Gaming &Entertainment First Mort. Notes, 0%, 6/30/00............    10,390,000      10,305,764
     Harrahs Operating, Inc. Senior Sub. Notes, 8.75%, 3/15/00...............    20,760,000      21,227,100
     Marvel Holdings Sen. Sec. Disc. Notes Series B, 0%, 4/15/98^~...........     5,000,000         550,000
     Riviera Holdings Corp. First Mortgage Notes, 10%, 8/15/04...............    17,000,000      17,085,000
     Showboat, Inc. Senior Sub. Notes, 13%, 8/01/09..........................       900,000       1,044,000
     Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06...............    55,000,000      53,350,000
     Trump Plaza Funding First Mortgage Notes, 10.875%, 6/15/01..............    13,000,000      14,064,700
====================================================================================================================================
                                                                                                236,391,769


Grocery Stores--5.41%
------------------------------------------------------------------------------------------------------------------------------------
     Fleming Co., Inc. Medium Term Notes, 9.24%, 2/28/00.....................     5,000,000       5,044,500
     Fleming Co., Inc. Medium Term Notes Series B, 8.74%, 9/19/02............     6,000,000       5,981,400
     Fleming Co., Inc. Medium Term Notes Series C, 6.04%, 7/19/00^...........     5,000,000       4,662,500
     Fleming Co., Inc. Medium Term Notes, 5.77%, 8/06/98.....................     3,000,000       2,927,400
     Fleming Co., Inc. Senior Sub. Notes, 10.50%, 12/01/04...................    20,000,000      20,700,000
     Fleming Co., Inc. Senior Sub. Notes, 10.625%, 7/31/07...................    18,000,000      18,720,000
     Food 4 Less Holdings Debentures, 0/13.625%, 7/15/05#....................    29,000,000      23,127,500
     Grand Union Company Senior Notes, 12%, 9/01/04^.........................    13,500,000       6,142,500
     P&C Food Market Senior Notes, 11.5%, 10/15/01^..........................    25,590,000      24,822,300
     Victory Markets, Inc. Sub. Notes, 12.5%, 3/15/00~.......................     2,000,000           5,000
====================================================================================================================================
                                                                                                112,133,100

Metals & Mining--1.38%
------------------------------------------------------------------------------------------------------------------------------------
     Armco, Inc. Senior Notes, 11.375%, 10/15/99.............................     7,705,000       7,878,363
     Armco, Inc. Senior Notes, 9%, 9/15/07...................................     4,000,000       4,050,000
     Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%, 2/01/03..............     2,000,000       2,160,000
     Kaiser Aluminum Chemical Corp Series B, 10.875%, 10/15/06...............    13,500,000      14,613,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 28,702,113


Oil/Gas Exploration--.53%
------------------------------------------------------------------------------------------------------------------------------------
 Santa Fe Energy Resources Senior Sub. Deb., 11%, 5/15/04................        10,000,000      10,900,000


Packaging & Container--7.55%
------------------------------------------------------------------------------------------------------------------------------------
     Florida Coast Paper Co. First Mortgage Notes, 12.75%, 6/01/03...........     7,000,000      7,612,500
     Four M Corporation Senior Notes, Series B 12%, 6/01/06..................     1,500,000      1,620,000
     Gaylord Container Corp. Sen. Sub. Deb., 12.75%, 5/15/05.................    45,319,000     49,567,656


Corporate Bonds--continued                                                                    Market
Name of Issuer                                                                    Principal   Value  (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Packaging & Container--continued
------------------------------------------------------------------------------------------------------------------------------------
     Gaylord Container Corp. Senior Notes, 9.75%, 6/15/07....................    19,000,000   $  19,285,000
     Huntsman Packaging Corp. Sen. Sub. Notes, 9.125%, 10/01/07..............     4,500,000       4,590,000
     Owens-Illinois, Inc. Senior Sub. Notes, 9.95%, 10/15/04.................     1,000,000       1,052,500
     Packaging Resources, Inc. Senior Notes, 11.625%, 5/01/03................     8,800,000       9,328,000
     Stone Container Corp. Conv. Sen. Sub. Notes, 8.875%, 7/15/00 ...........     3,000,000       4,636,875
     Stone Container Corp. Senior Notes, 12.58%, 8/01/16.....................    25,000,000      27,625,000
     Stone Container Corp. Senior Sub. Notes, 12.25%, 4/01/02................    10,000,000      10,400,000
     Stone Container Corp. Senior Notes, 11.5%, 8/15/06......................    20,000,000      20,950,000
===================================================================================================================================
                                                                                                156,667,531


Paper & Forest Products-- 2.80%
------------------------------------------------------------------------------------------------------------------------------------
     Fort Howard Corp. Sub. Notes, 10%, 3/15/03..............................     7,445,000       7,966,150
     MAXXAM Group, Inc. Senior Disc. Notes, 0/12.25%, 8/01/03#...............    30,000,000      27,600,000
     MAXXAM Group, Inc. Sen. Sec. Disc. Notes, 12%,  8/01/03.................     7,000,000       7,560,000
     Repap New Brunswick Sen. FRN, Libor +.325%, 7/15/00.....................    15,000,000      14,812,500
     WTDIndustries, Inc. Senior Sub. Deb., 8%, 6/30/05.......................       340,900         238,630
===================================================================================================================================
                                                                                                 58,177,280


Petroleum & Drilling-- .60%
------------------------------------------------------------------------------------------------------------------------------------
     Global Marine Senior Notes, 12.75%, 12/15/99............................     4,400,000       4,543,000
     Harcor Energy, Inc. Senior Notes, 14.875%, 7/15/02......................     4,982,000       5,828,940
     Parker Drilling Company Senior Notes, 9.75%, 11/15/06...................     2,000,000       2,115,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 12,486,940


Publishing & Printing-- 1.12%
------------------------------------------------------------------------------------------------------------------------------------
     American Pad &Paper Senior Sub. Notes, 13%, 11/15/05....................    19,705,000      23,251,900


Real Estate--2.42%
------------------------------------------------------------------------------------------------------------------------------------
     Crow Winthrop Operating Partnership, 11.85%, 4/01/98~...................    12,309,100       9,847,280
     Olympia & York Maiden Lane Sec. Notes, 10.375%, 12/31/95~...............    19,535,000      10,548,900
     Rockefeller Center Properties Conv. Deb., 0%, 12/31/00..................    43,200,000      29,700,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 50,096,180


Recreation--1.34%
------------------------------------------------------------------------------------------------------------------------------------
     Genmar Holdings, Inc. Senior Sub. Notes, 13.5%, 7/15/01.................  18,000,000        18,000,000
     Outboard Marine Corp. Debentures, 9.125%, 4/15/17^......................   9,750,000         9,750,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 27,750,000

Retail--1.17%
------------------------------------------------------------------------------------------------------------------------------------
     Bradlees, Inc. Senior Sub. Notes, 11%, 8/01/02~.........................     2,000,000         125,000
     Bradlees, Inc. Senior Sub. Notes, 9.25%, 3/01/03~.......................    15,455,000         772,750
     Eyecare Centers of America, Inc. Senior Notes, 12%, 10/01/03............     7,000,000       7,588,000
     Finlay Enterprises Senior Disc. Debentures, 0/12%, 5/01/05#.............     8,000,000       7,740,000


Corporate Bonds--continued                                                                     Market
Name of Issuer                                                                    Principal   Value  (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Retail--continued
------------------------------------------------------------------------------------------------------------------------------------
     Orion Stores Secured Notes, 12.75%, 10/01/98............................     5,178,265   $   5,230,047
     Town & Country Corp. Senior Sub. Notes, 13%, 5/31/98....................     7,434,949       2,825,281
====================================================================================================================================
                                                                                                 24,281,078


Retail Food Chains--3.30%
------------------------------------------------------------------------------------------------------------------------------------
     American Restaurant Group Senior Notes, 13%, 9/15/98....................     6,744,674       6,609,780
     American Restaurant Group Senior Notes, 13%, 9/15/98....................     4,231,300       4,146,674
     Family Restaurants Senior Notes, 9.75%, 2/01/02.........................    18,000,000      14,580,000
     Flagstar Corporation Senior Notes, 10.875%, 12/01/02....................    14,200,000      14,576,300
     Flagstar Corporation Senior Sub Notes, 11.25%, 11/01/04~................    22,000,000      10,010,000
     Flagstar Corporation Senior Notes, 10.75%, 9/15/01......................    15,750,000      16,222,500
     Flagstar Corporation Senior Sub. Notes, 11.375%, 9/15/03~...............     5,000,000       2,275,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 68,420,254


Tobacco & Distilling--.05%
------------------------------------------------------------------------------------------------------------------------------------
     MacAndrews & Forbes Co. Sen. Sub. Notes, 11.875%, 11/15/02..............     1,000,000       1,065,000


Transportation--.90%
------------------------------------------------------------------------------------------------------------------------------------
     Central Transport Rental Group Notes, 9.5%, 4/30/03....................     13,440,250      14,280,265
     Moran Transportation Co. Mortgage Notes, 11.75%, 7/15/04^...............     4,000,000       4,490,000
====================================================================================================================================
                                                                                                 18,770,265


Miscellaneous--2.65%
------------------------------------------------------------------------------------------------------------------------------------
     Acadia Partners L.P. Sub. Notes, 13%, 10/01/97..........................     14,000,000     14,000,000
     Hines Horticulture Senior Sub. Notes, 11.75%, 10/15/05..................      3,000,000      3,270,000
     Iron Mountain, Inc. Senior Sub. Notes, 10.125%, 10/01/06................      2,500,000      2,700,000
     K&F Industries Senior Notes, 11.875%, 12/01/03 .........................      5,661,000      5,986,508
     Mosler, Inc. Senior Notes, 11%, 4/15/03.................................     10,340,000      8,659,750
     Precise Technology Sen. Sub. Notes, 11.125%, 6/15/07^...................      7,500,000      7,593,750
     Specialty Equipment Senior Sub. Notes, 11.375%, 12/01/03................      7,620,000      8,267,700
     Tokheim Corporation Senior Sub. Notes, 11.5%, 8/01/06...................      4,000,000      4,510,000
====================================================================================================================================
                                                                                                 54,987,708
====================================================================================================================================
               Total Corporate Bonds--66.35% (cost--$1,365,125,727)                             1,376,396,065
====================================================================================================================================


Treasury Bills--
U.S. Treasury Bills--7.17%
====================================================================================================================================
     U.S. Treasury Bill, 2/19/1998...........................................     50,000,000     49,020,000
     U.S. Treasury Bill, 11/13/1997..........................................     50,000,000     49,710,000
     U.S. Treasury Bill, 10/02/1997..........................................     50,000,000     49,995,000
------------------------------------------------------------------------------------------------------------------------------------
                               Total Treasury Bills--7.17% (cost--$148,590,012)                   148,725,000
====================================================================================================================================

Foreign Bonds--                                                                                Market
Name of Issuer                                                                    Principal   Value (NoteB)
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds-- 2.99%
------------------------------------------------------------------------------------------------------------------------------------
     Argentina GlobalBonds, 9.75%, 9/19/27...................................  32,751,000   $ 32,914,755
     Republic of Brazil Discount FRN, Libor +.8125%, 4/15/24.................  33,000,000     29,040,000
------------------------------------------------------------------------------------------------------------------------------------
                   Total Foreign Bonds--2.99% (cost--$53,115,724)                             61,954,755
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Number of   Market
Stocks--                                                                              Shares   Value (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock-12.57%
------------------------------------------------------------------------------------------------------------------------------------
     Alarmguard Holdings, Inc.+..............................................        48,300         422,625
     American Building Co.+..................................................         8,807         250,449
     Bankers Trust NY^.......................................................       350,000      42,875,000
     Central Transport Rental Group+.........................................     4,111,586       2,826,715
     Chase Manhattan Corp....................................................       225,000      26,550,000
     Chubb Corp.^............................................................       500,000      35,531,250
     Cole National Corp. Class A+ ...........................................        48,000       1,995,000
     Crompton &Knowles Corp..................................................       206,724       5,491,106
     Darling International, Inc.+............................................       248,510       7,144,662
     Fred Meyer, Inc.+ ......................................................        12,649         673,578
     Gaylord Container Corp.+................................................     1,243,799      10,572,292
     Grand Union Co.+........................................................       167,904         293,832
     Homeland Stores Holdings Corp. A+.......................................         6,354          50,832
     International Airline Support Group+....................................       224,540       2,469,940
     J P Morgan & Co.^.......................................................       200,000      22,725,000
     Leucadia National Corp+.................................................       242,608       8,309,324
     Little Switzerland, Inc.+...............................................       273,659       1,812,991
     MAXXAM, Inc.+...........................................................       200,000      10,800,000
     NL Industries...........................................................     1,000,000      16,000,000
     Specialty Equipment Co. +...............................................       400,000       6,700,000
     Stage Stores, Inc.+.....................................................       134,986       5,821,271
     Telemundo Group, Inc.+..................................................       244,660       8,563,100
     Town & Country Corp. Class A+...........................................     1,079,455         202,398
     Walter Industries, Inc.+................................................       536,183      10,690,149
     WestPoint Stevens, Inc.+^...............................................       635,000      26,193,750
     WPS Investors LP+@......................................................       200,000       5,776,000

------------------------------------------------------------------------------------------------------------------------------------
                              Total Common Stocks--12.57%  (cost--$170,176,876)                 260,741,264

------------------------------------------------------------------------------------------------------------------------------------

Preferred Stocks--4.85%
------------------------------------------------------------------------------------------------------------------------------------
     Time Warner, Inc. Series M,PIK 10.25%...................................        88,122     100,459,080
     Town & Country Corp. Conv., 6%..........................................       303,919         113,970
------------------------------------------------------------------------------------------------------------------------------------
                              Total Preferred Stocks--4.85% (cost--$94,900,787)                 100,573,050
====================================================================================================================================




Warrants and Units                                                                Number of       Market
Name of Issuer                                                                Shares or Units    Value  (Note  B)
------------------------------------------------------------------------------------------------------------------------------------
Warrants and Units--.55%+
------------------------------------------------------------------------------------------------------------------------------------
     Cookies USA, Inc. Warrants..............................................           630           6,300
     Eyecare Center Corp. Warrants...........................................         6,500           6,500
     Federated Dept. Stores C Warrants.......................................       225,869       4,602,081
     Federated Dept. Stores D Warrants.......................................       290,771       5,742,727
     Harcor Energy, Inc. Warrants............................................        88,000          88,000
     Homeland Holding Corp. Warrants.........................................         6,687           7,891
     Jewel Recovery L P Units@...............................................       281,290           2,813
     Wherehouse Entertainment A Warrants.....................................        81,163         743,453
     Wherehouse Entertainment B Warrants.....................................        14,090          83,131
     Wherehouse Entertainment C Warrants.....................................        14,090          72,704
------------------------------------------------------------------------------------------------------------------------------------
 .............................Total Warrants and Units--.55%  (cost--$5,072,141)                    11,355,600

                                                                                  Principal
Repurchase Agreement--4.00%
------------------------------------------------------------------------------------------------------------------------------------
     Investors Bank &Trust Repurchase Agreement, 5.62%, due 10/1/97..........   $82,884,007   82,884,007
------------------------------------------------------------------------------------------------------------------------------------
                       Total Repurchase Agreement--4.00% (cost--$82,884,007)**   82,884,007
====================================================================================================================================

                    Total Investments--98.48% (cost--$1,919,865,274)                        $2,042,629,741
====================================================================================================================================

     ** Acquired on September 30, 1997.  Collateralized by $87,028,699 various U.S.Government mortgage-backed securities, due through 4/01/27.  The maturity value is $82,896,946. As an operating policy, the Trust, through the custodian bank, secures receipt
     of adequate collateral supporting repurchase agreements.--(see Note G).


------------------------------------------------------------------------------------------------------------------------------------
~ Non-income producing security due to default or bankruptcy filing + Non-income producing security @ Securities valued in good faith (See Note B)
#     Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the  maturity  date of the security and not the date of coupon conversion.
^ Pledged to collateralize  short-term  borrowings (See Note F)
PIK Payment in Kind
Federal Tax  Information:  At September 30, 1997,  the aggregate cost of investment  securities for income tax purposes was  $1,919,102,561.  Net unrealized appreciation aggregated $123,527,180 of which $187,919,936 related to
appreciated   investment  securities  and  $64,392,756  related  to  depreciated investment  securities.

 The  accompanying  notes are an integral part of the financial statements.



September 30, 1997
====================================================================================================================================

Assets
------------------------------------------------------------------------------------------------------------------------------------

Investments--at market value
   (cost $1,919,865,274)--Note B .......   $2,042,629,741
Interest receivable.....................      34,190,928
Receivable for securities sold..........       1,807,229
Receivable for shares of beneficial
   interest sold........................       5,210,376
Receivable for dividends................         673,146
                                             -----------
                  Total Assets..........   2,084,511,420
Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Payable for securities purchased........       6,114,375
Payable for shares of beneficial
   interest repurchased.................       1,450,814
Trustee fees payable--Note C.............      2,594,419
Accrued expenses........................         170,045
------------------------------------------------------------------------------------------------------------------------------------
                  Total Liabilities.....      10,329,653
====================================================================================================================================
Net Assets..............................  $2,074,181,767
====================================================================================================================================
Net Assets Consist of (Note B):
Capital, at a $1.00 par value...........$  ..175,955,357
Paid-in surplus.........................   1,776,728,026
Accumulated net investment income.......         861,454
Accumulated net realized loss
   on investments.......................     (2,127,537)
Net unrealized appreciation of
   investments..........................     122,764,467
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, for 175,955,357 shares
   outstanding.........................  .$2,074,181,767
====================================================================================================================================


Net Asset Value, offering price
   and redemption price per share
   ($2,074,181,767/175,955,357 shares)        $11.79
====================================================================================================================================
                                          ..............

Year Ended September 30, 1997
====================================================================================================================================


Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest.................................$   136,040,421
Dividends.................................     9,922,099
Other Income..............................     2,608,528
                                               ---------
     Total Income .............148,571,048
Expenses
------------------------------------------------------------------------------------------------------------------------------------

 Trustee fees--Note C........    $8,594,779
Administrative
   expenses and
   salaries.................       693,093
Registration and
   filing fees..............       237,810
Computer and
   related expenses.........       210,785
Printing, postage
   and stationery...........       192,926
Custodian fees..............       116,249
Interest--Note F............       110,638
Legal fees..................       102,199
Auditing fees...............        67,710
Other expenses..............        44,108
Insurance...................        14,720
--------------------------------------------------------------------------------
     Total Expenses ......................    10,385,017
--------------------------------------------------------------------------------
       Net Investment Income..............   138,186,031
================================================================================

Realized and Unrealized Gain (Loss) on Investments --Note B:
================================================================================
Net realized gain from investment
   transactions...........................    13,597,710
Change in unrealized appreciation
   of investments.........................    118,703,536
                                              -----------
Net Gain on Investments....................   132,301,246
                                              -----------
Net Increase in Net Assets Resulting
   from Operations........................   $270,487,277
================================================================================


Increase in Net Assets
From Operations:
   Net investment income................................................ $    138,186,031          $  87,229,924
   Net realized gain from investment transactions.......................       13,597,710             14,771,550
   Change in unrealized appreciation of investments.....................      118,703,536             39,213,982
                                                                             ------------           ------------

        Net Increase in Net Assets Resulting from
        Operations......................................................      270,487,277            141,215,456



Distributions to Shareholders from Net Investment Income..  ..............(140,252,504)             (87,486,984)
   ($1.00 and $.99 per share, respectively)

From Net Trust Share Transactions--Note D.............................      743,463,087             349,196,435


        Total Increase in Net Assets..................................      873,697,860             402,924,907


====================================================================================================================================
Net Assets:
   Beginning of Period..................................................   1,200,483,907           797,559,000
                                                                          ---------------          ------------
   End of Period (including undistributed net investment
      income of $861,454 and $1,850,095, respectively)..................   $2,074,181,767         $1,200,483,907
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

Note A-Organization
     Northeast Investors Trust (the Trust), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.
Note B-Significant Accounting Policies
     Significant accounting policies of the Trust are as follows:
     Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations  furnished  by a  pricing  service  that uses  both  dealer  supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.
     Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.
     State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
     Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.
     Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK);
interest on such securities is recorded on the accrual basis by means of the effective-yield method.
       Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requiresmanagement to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Note C-Trustees' Compensation
     Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.

Note D-Shares of Beneficial Interest
     At September 30, 1997, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                              Year Ended                     Year Ended

                                                             Shares         Amount           Shares        Amount

                                                          ------------   -------------   ------------   -------------
Shares sold.............................................   118,017,888  $1,336,261,827     60,008,485    $631,430,398
Shares issued to shareholders in reinvestment of
    distributions from net investment income............     8,383,229      94,018,470      5,469,554      56,729,325
                                                          ------------   -------------   ------------   -------------
                                                           126,401,117   1,430,280,297     65,478,039     688,159,723
Shares repurchased......................................  (60,675,135)   (686,817,210)   (32,457,819)   (338,963,288)
                                                          ------------   ------------    -------------  -------------
   Net Increase.........................................    65,725,982    $743,463,087     33,020,220    $349,196,435
                                                          ------------   --------------   ------------    -----------

Note E-Purchases and Sales of Investments
     Purchases and sales of securities, other than short-term and government securities, aggregated $1,047,689,128 and $528,263,842, respectively, for the period ended September 30, 1997.

Note F-Short-term Borrowings
     Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 1997 the Trust has unused lines of credit amounting to $120,000,000. The committed lines of credit may be terminated at the banks' option at their annual renewal dates. The following information relates to aggregate short-term borrowings for the year ended
September 30, 1997:

Maximum amount outstanding at any month end....................      $7,810,636
Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period).  $4,166,183
Average interest rate ...........................................          6.25%

     Interest expense includes commitment fees of $108,410. Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and market values aggregating $99,266,000 and $163,253,348, respectively, have been pledged to collateralize short-term borrowings. Note G-Repurchase Agreement
     On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Note H-Capital Loss Carryforward
     At September 30, 1997 the Trust had $2,028,795 accumulated net realized losses on sales of investments available to be carried forward to offset future net realized gains on sales of investments. To the extent that such carryforwards are utilized by the Trust, no capital gains distributions will be made. The carryforward expires on September 30, 2001.

Year Ended September 30,



                            Year Ended September 30,
Per Share Data                          1997     1996     1995    1994     1993     1992~    1991~   1990~    1989~    1988~

Net Asset Value:
Beginning of Period............       $10.90    $10.33  $10.02    $9.94   $9.50    $8.83    $8.81   $11.18   $12.16  $12.89

Income From Investment
   Operations:
Net investment income............        .98       .98    .98      .98     1.04     1.15     1.32     1.45     1.50   1.65
Net realized and
   unrealized gain (loss)
   on investment.................        .91       .58    .29      .09      .42      .67      .04    (2.39)    (.94) (.44)

Total from investment
   operations....................      1.89       1.56   1.27     1.07     1.46     1.82     1.36     (.94)     .56   1.21

Less Distributions:
   Net investment income.........     (1.00)     (.99)   (.96)    (.99)   (1.02)   (1.15)   (1.34)   (1.43)    (1.54) (1.94)+


Net Asset Value:
  End ofPeriod...................    $11.79     $10.90 $10.33    $10.02    $9.94    $9.50    $8.83     $8.8   $11.18  $12.16


Total Return....................     18.16%     15.98% 13.44%     10.96%   16.25%   21.85%   17.63%    (8.87)%  4.87%  10.62%

Ratios &Supplemental Data

Net assets end of
   period (in millions)............$2,074.2  $1,200.5 $797.6      $582.1   $475.0   $452.8  $310.7     $277.1   $385.4 $404.2
Ratio of operating
   expenses to average
   net assets....................     .64%      .66%   .67%        .70%     .73%       .79%    .88%      .78%     .72%    .75%
Ratio of interest expense
   to average net assets.........     .01%      .03%   .35%        .36%     .48%       .65%    1.01%     .69%     .61%    .66%
Ratio of net investment
   income to average
   net assets ...................     8.65%   9.41%   9.77%       9.37%    10.53%    12.36%   15.38%   14.35%    12.68%  13.16%
Portfolio turnover rate..........    33.44%  32.01%  40.58%      73.36%    75.72%    59.41%   33.77%   21.23%    33.61%  17.35%
Average broker
 commission>.....................   $0.05    $0.06

+Includes accumulated undistributed net investment income (including original issue discount)through December 31, 1987 as required under the excise tax provisions of the Tax Reform Act of 1986, estimated by the trustees to be $.42 per share.
~ Audited by other auditors.
> For fiscal years after August 31,1996 the trust is required to disclose its average commission rate per share paid for security trades.

To the Shareholders and Trustees of
Northeast Investors Trust


   We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust, including the schedule of portfolio investments, as of September 30, 1997, and the related statement of operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 1988 through 1992, presented herein, were audited by other auditors whose report dated October 30, 1992, expressed an unqualified opinion on such financial highlights.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.







                            COOPERS & LYBRAND L.L.P.



Trustees
--------------------------------------------------------------------------------
Ernest E. Monrad                    C. Earl Russell
Robert B. Minturn, Jr.              Fred L. Glimp
Bruce H. Monrad                     J. Murray Howe

Officers
--------------------------------------------------------------------------------
William A. Oates, Jr., President
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer
Bruce H. Monrad, Vice President
Kelly A. Beatty, Asst. Vice President
Lisa A. Hislop, Asst. Vice President
Lynn A. Manton, Asst. Vice President


Custodian
--------------------------------------------------------------------------------
     200 Clarendon Street
     Boston, MA  02116

Legal Counsel
--------------------------------------------------------------------------------
   and Popeo, P.C.
     One Financial Center
     Boston, Massachusetts 02111

Transfer Agent
--------------------------------------------------------------------------------
     50 Congress Street
     Boston, Massachusetts 02109

Independent Accountants
--------------------------------------------------------------------------------
     One Post Office Square
     Boston, Massachusetts 02109



This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust's shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by
                                                       Northeast Investors Trust
                               50 Congress Street
                           Boston, Massachusetts 02109
                                  800-225-6704
                                  617-523-3588


The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Investors, NE Inv Tr.